Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Morningstar Funds Trust
Prospectus Date	rr_ProspectusDate	Aug. 06, 2019
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2020